Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2016	Dec. 31, 2015
Cumulative Preference Shares; nominal value (in EUR)	€ 0.09	€ 0.09
Cumulative Preference Shares; authorized (number of shares)	700,000,000	700,000,000
Cumulative Preference Shares, issued and outstanding	0	0
Common Stock Shares; issued and outstanding		427,986,682
Common Class B [Member]
Ordinary Shares, nominal value (in EUR)	€ 0.01	€ 0.01
Ordinary Shares, authorized (number of shares)	9,000	9,000
Common Stock Shares; issued and outstanding	0	0
Common Stock [Member]
Ordinary Shares, nominal value (in EUR)	€ 0.09	€ 0.09
Ordinary Shares, authorized (number of shares)	699,999,000	699,999,000
Common Stock Shares; issued and outstanding	429,941,232	427,986,682